Financial instruments - Derivative Instruments Designated as Amortized into Hedged Activity (Details) - Jun. 30, 2024 - Designated as a hedge $ in Thousands, $ in Thousands	USD ($)	CAD ($)
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $350,000 subordinated unsecured notes
Derivative [Line Items]
Notional quantity	$ 350,000
Par value	350,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $750,000 subordinated unsecured notes
Derivative [Line Items]
Notional quantity	750,000
Par value	750,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | $1,150,000 senior unsecured notes
Derivative [Line Items]
Par value	1,150,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap | First $575,000 of the $1,150,000 senior unsecured notes issuance
Derivative [Line Items]
Notional quantity	575,000
Par value	575,000
Canadian dollar senior unsecured notes | Cross-currency interest rate swap | C$400,000 subordinated unsecured notes
Derivative [Line Items]
Notional quantity		$ 400,000
Par value	$ 400